Financial Instruments and Risk Management, Fair value (Details) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair value of financial assets and financial liabilities [Abstract]
Total	$ 1,164	$ (5,765)
Trade and other payables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		(6,505)
Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	1,007	740
Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	157
Level 1 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	1,007	740
Level 1 [Member] | Trade and other payables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		0
Level 1 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	1,007	740
Level 1 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	0
Level 2 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	157	(6,505)
Level 2 [Member] | Trade and other payables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial liabilities, at fair value		(6,505)
Level 2 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	0	0
Level 2 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	157
Level 3 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	0	0
Level 3 [Member] | Trade and other payables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial liabilities, at fair value		0
Level 3 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	0	$ 0
Level 3 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	$ 0